UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		High Pointe Capital Management, LLC
Address:	1110 West Lake Cook Road, Suite 372
		Buffalo Grove, Illinois 60089

13F File Number:  028-10740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Gautam Dhingra
Title:	President
Phone:	(847) 537-7400

Signature, Place, and Date of Signing:

/s/ Gautam Dhingra	Buffalo Grove, IL	November 9, 2004
-----------------------	------------------	-----------------
[Signature]		[City, State]		[Date]

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

	13F File Number	Name

	28-____________	_____________________________________________

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0
						---

Form 13F Information Table Entry Total:		49
						----

Form 13F Information Table Value Total:		$377,216
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

Column 1		   Column 2 Column 3	Column 4 Column 5	 	Column 6    Column 7	Column 8
-----------------------	   -------- ---------	-------- -------------------	----------  --------	------------------
						Value	 Shares/  SH/	Put/	Investment  Other	Voting Authority
Name of Issuer		   Class    CUSIP	(x$1000) Prn Amt  Prn	Call	Discretion  Managers	Sole   Shared  	None
--------------		   -----    -----	-------- -------  ---	----	----------  --------	----   ------  	----
3COM CORP		   COM	    885535104	190	 45000	  SH		Sole	    		45000
AETNA US HEALTHCARE INC	   COM	    00817Y108	18902	 189150	  SH		Sole	    		174550		14600
AMERADA HESS CORP	   COM	    023551104	3106	 34900	  SH		Sole	    		8800		26100
AMERICAN POWER CONVSN CORP COM	    029066107	202	 11600	  SH		Sole	  		11600
AON CORP		   COM	    037389103	18377	 639406	  SH		Sole	    		526726		112680
APPLIED MATLS INC COM	   COM	    038222105	247	 15000	  SH		Sole	    		15000
BAXTER INTL INC COM	   COM	    071813109	868	 27000	  SH		Sole	   		14300		12700
BEARINGPOINT INC	   COM	    074002106	110	 12300	  SH		Sole	    		12300
BIG LOTS INC		   COM	    089302103	126	 10300	  SH		Sole	    		10300
BLOCK H & R INC		   COM	    093671105	18787	 380142	  SH		Sole	    		323352		56790
BRISTOL MYERS SQUIBB	   COM	    110122108	348	 14700	  SH		Sole	    		14700
CAPITAL ONE FINANCIAL CORP COM	    14040H105	19844	 268520	  SH		Sole	    		222920		45600
CENDANT CORP		   COM	    151313103	17684	 818718	  SH		Sole	    		685118		133600
CHUBB CORP		   COM	    171232101	16764	 238534	  SH		Sole	    		196634		41900
COMCAST CORP NEW CL A	   COM	    20030N101	18322	 648790	  SH		Sole	    		564050		84740
COMCAST CORP NEW CL A SPL  COM 	    20030N200	246	 8798	  SH		Sole	    		2498		6300
CONOCOPHILLIPS		   COM	    20825C104	1077	 13000	  SH		Sole	    		7500		5500
CVS CORP DEL		   COM	    126650100	16727	 397024	  SH		Sole	    		320034		76990
D R HORTON INC		   COM	    23331A109	1612	 48700	  SH		Sole	    		31400		17300
DEL MONTE FOODS CO	   COM	    24522P103	13245	 1262600  SH		Sole	    		1032200		230400
DOUBLECLICK INC		   COM	    258609304	94	 15828	  SH		Sole	    		15828
EASTMAN KODAK CO	   COM	    277461109	1173	 36400	  SH		Sole	    		20400		16000
FEDERAL NATL MTG ASSN	   COM	    313586109	17905	 282421	  SH		Sole	    		243641		38780
FREDDIE MAC		   COM	    313400301	11176	 171300	  SH		Sole	    		144900		26400
GENERAL ELECTRIC CO	   COM	    369604103	312	 9300	  SH		Sole	    		9300
GENZYME CORP		   COM	    372917104	510	 9378	  SH		Sole	    		9378
GTECH HOLDINGS CORP	   COM	    400518106	215	 8500	  SH		Sole	    		8500
HCA INC			   COM	    404119109	14598	 382647	  SH		Sole	    		350047		32600
IAC/INTERACTIVECORP	   COM	    44919P102	438	 19870	  SH		Sole	    		19870
INSIGHT COMMUNICATIONS INC COM	    45768v108	106	 12100	  SH		Sole	    		12100
LABORATORY AMER HLDGS COM  COM	    50540R409	14202	 324831	  SH		Sole	    		295331		29500
LIBERTY MEDIA CORP SER A   COM	    530718105	13864	 1589881  SH		Sole	    		1347639		242242
MARSH & MCLENNAN COS	   COM	    571748102	13031	 284775	  SH		Sole	    		238475		46300
MAXTOR CORP NEW		   COM	    577729205	93	 17900	  SH		Sole	    		17900
MERCK & CO INC		   COM	    589331107	272	 8235	  SH		Sole	    		8235
MGIC INVST CORP WIS COM	   COM	    552848103	15179	 228084	  SH		Sole	    		182384		45700
MICROSOFT CORP		   COM	    594918104	260	 9400	  SH		Sole	    		9400
OMNICARE INC COM	   COM	    681904108	13245	 467022	  SH		Sole	    		422622		44400
QUALCOMM INC		   COM	    747525103	625	 16022	  SH		Sole	    		16022
SAFECO CORP		   COM	    786429100	1274	 27900	  SH		Sole	    		15700		12200
TRIAD HOSPS INC		   COM	    89579K109	13443 	 390320	  SH		Sole	    		356420		33900
TRIARC CO INC		   COM	    895927101	225	 19704	  SH		Sole	    		19704
TYCO INTL LTD NEW	   COM	    902124106	15647	 510336	  SH		Sole	    		434492		75844
UTSTARCOM INC COM	   COM	    918076100	457	 28350	  SH		Sole	    		28350
VERISIGN INC		   COM	    92343E102	488	 24541	  SH		Sole	    		24541
WASHINGTON MUTUAL   INC	   COM	    939322103	19310	 494110	  SH		Sole	    		423310		70800
WASTE MANAGEMENT INC	   COM	    94106l109	15987	 584750	  SH		Sole	    		488650		96100
XEROX CORP		   COM	    984121103	15042	 1068294  SH		Sole	    		879694		188600
XL CAPITAL CORP		   COM	    G98255105	11261	 152201	  SH		Sole	    		129201		23000
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